Investments And Fair Value - Summary of the Plan's Fair Value Hierarchy for those Assets that are Measured at Fair Value on a Recurring Basis (Details) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value:
Total Investments at Fair Value	$ 5,205,673,021	$ 4,601,936,584
Level 1
Investments at fair value:
Total Investments at Fair Value	5,205,673,021	438,637,156
Level 2
Investments at fair value:
Total Investments at Fair Value	0	0
Level 3
Investments at fair value:
Total Investments at Fair Value	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Investments at fair value:
Total Investments at Fair Value		438,637,156
Registered investment companies
Investments at fair value:
Total Investments at Fair Value	442,383,629	290,552,712
Registered investment companies | Level 1
Investments at fair value:
Total Investments at Fair Value	442,383,629	290,552,712
Registered investment companies | Level 2
Investments at fair value:
Total Investments at Fair Value	0	0
Registered investment companies | Level 3
Investments at fair value:
Total Investments at Fair Value	0	0
Common and collective trusts
Investments at fair value:
Total Investments at Fair Value	4,586,307,483	4,163,299,428
Common and collective trusts | Level 1
Investments at fair value:
Total Investments at Fair Value	4,586,307,483
Common and collective trusts | Level 2
Investments at fair value:
Total Investments at Fair Value	0
Common and collective trusts | Level 3
Investments at fair value:
Total Investments at Fair Value	0
Common and collective trusts | Fair Value Measured at Net Asset Value Per Share [Member]
Investments at fair value:
Total Investments at Fair Value		4,163,299,428
Common stock – Bank of Montreal
Investments at fair value:
Total Investments at Fair Value	176,981,909	137,890,385
Common stock – Bank of Montreal | Level 1
Investments at fair value:
Total Investments at Fair Value	176,981,909	137,890,385
Common stock – Bank of Montreal | Level 2
Investments at fair value:
Total Investments at Fair Value	0	0
Common stock – Bank of Montreal | Level 3
Investments at fair value:
Total Investments at Fair Value	$ 0	0
Cash and cash equivalent
Investments at fair value:
Total Investments at Fair Value		10,194,059
Cash and cash equivalent | Level 1
Investments at fair value:
Total Investments at Fair Value		10,194,059
Cash and cash equivalent | Level 2
Investments at fair value:
Total Investments at Fair Value		0
Cash and cash equivalent | Level 3
Investments at fair value:
Total Investments at Fair Value		$ 0